Income Tax	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income tax
9	Income tax

(a)	Taxation in the consolidated statements of profit or loss represents:
The Group had no current income tax expense for the year ended December 31, 2022, as the entities in the Group had no taxable income in the year. The Group provided the current income tax expense of RMB2.9 million and RMB5.9 million for the years ended December 31, 2023 and 2024, respectively, which represented a withholding tax levied at
10
% on interest income earned by the Company in the Cayman Islands and the Group’s subsidiary in Hong Kong which is a non-PRC resident according to the relevant rules and regulations of the Chinese
M
ainland in 2023 and 2024, and a withholding tax levied at
30
% on interest income earned by the Company in the U.S. which is a
non-U.S.
resident according to the relevant rules and regulations of the U.S in 2024.
Reconciliation between tax expense and accounting loss at applicable tax rates:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before taxation	(1,298,496)	(1,946,235)	(2,510,940)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned	(102,152)	(292,888)	(438,268)
Tax effect of non-deductible share-based compensation expenses	61,106	205,417	230,195
Tax effect of additional deduction on research and development expenses	(50,066)	(76,498)	(111,813)
Tax effect of preferential income tax rate applicable to subsidiaries	19,396	47,479	73,651
Tax effect of non-taxable interest income	(1,479)	(14,467)	(19,894)
Tax effect of withholding tax on interest income (Note (iii)(iv))	—	2,826	5,868
Tax effect of unused tax losses and deductible temporary differences not recognized	73,195	130,997	266,129

Income tax	—	2,866	5,868

Notes:

(i)	The Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

(ii)	Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to Hong Kong Profits Tax at the rate of 16.5% of the estimated assessable profit generated from the operations in Hong Kong. A two-tiered
profits tax rates regime was introduced in 2018 where the first Hong Kong Dollar (“HKD”) 2.0 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. No provision for Hong Kong Profits Tax has been made, as the subsidiary of the Group incorporated in Hong Kong did not have assessable profits which are subject to Hong Kong Profits Tax during the years ended December 31, 2022, 2023 and 2024.

(iii)	the U.S.
Under the United States Internal Revenue Code, the subsidiary of the Group established in the U.S. is subject to a unified Federal CIT rate of 21% and state income and franchise tax of 8.84%.
Interest income derived by the Company in the Cayman Islands from the U.S. is subject to
30
% U.S. federal withholding tax.

(iv)	the PRC
Under the PRC Corporate Income Tax (“CIT”) Law, the subsidiaries of the Group established in the PRC and the former VIE are subject to a unified statutory CIT rate of 25%, unless otherwise specified.
Guangzhou Wenyuan has obtained approval from the tax bureau to be taxed as an enterprise with advanced and new technologies for the period from the calendar years from 2022 to 2024 and therefore enjoyed a preferential PRC CIT rate of 15% for the years ended 31 December 2022, 2023 and 2024.
Interest income derived by the Company in the Cayman Islands and the Group’s subsidiary in Hong Kong from the Chinese
M
ainland are subject to CIT on a withholding basis at rate of
10%.
No
provision for income taxes has been made for the years ended December 31, 2022, 2023 and 2024 as the Company and its subsidiaries, and the former VIE and its subsidiaries have either sustained loss for tax purpose or their unused tax losses were sufficient to cover their estimated assessable profits for the year.

(b)	Deferred tax assets and liabilities recognized

(i)	Movements of each component of deferred tax assets and liabilities:

	Assets			Liabilities
Deferred tax arising from:	Tax losses	Lease liabilities	Total	Intangible assets	Right-of-use assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022	4,054	9,794	13,848	(7,479)	(9,858)	(17,337)
(Charged) /credited to profit or loss	(903)	(2,721)	(3,624)	998	2,626	3,624

As of December 31, 2022	3,151	7,073	10,224	(6,481)	(7,232)	(13,713)
(Charged) /credited to profit or loss	(370)	658	288	998	(1,286)	(288)

As of December 31, 2023	2,781	7,731	10,512	(5,483)	(8,518)	(14,001)
(Charged) /credited to profit or loss	(401)	299	(102)	997	(895)	102

As of December 31, 2024	2,380	8,030	10,410	(4,486)	(9,413)	(13,899)

(ii)	Reconciliations to the consolidated statements of financial position:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Net deferred tax assets in the consolidated statements of financial position	1,994	997
Net deferred tax liabilities in the consolidated statements of financial position	(5,483)	(4,486)

(c)	Deferred tax assets not recognized
The Group has not recognized deferred tax assets in respect of cumulative tax losses, including deductible temporary differences, whose expiry dates are:

	As of December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Within 1 year	18,072	11,174	32,408
More than 1 year but within 5 years	317,335	626,232	1,147,924
More than 5 years	1,517,663	2,031,678	3,082,867

	1,853,070	2,669,084	4,263,199

Management is of opinion that it is not probable that future taxable profits against which the losses above can be utilised will be available in the relevant tax jurisdiction and entity.